Stock-Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Risk-free interest rate	2.16%		1.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	49.30%		61.20%
Expected term	6 years 4 months 17 days		6 years 6 months
Weighted-average grant date calculated fair value	$ 6.17	$ 4.73	$ 1.58
Minimum [Member]
Risk-free interest rate	1.93%	0.30%
Expected volatility	47.50%	50.00%
Expected term	6 years 3 months	1 year 6 months
Maximum [Member]
Risk-free interest rate	2.21%	2.20%
Expected volatility	50.40%	61.20%
Expected term	6 years 6 months	6 years 6 months